SCHEDULE OF PURCHASE PRICE ALLOCATION (Details) - USD ($) $ in Thousands	Jun. 30, 2021	May 05, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash and cash equivalents	$ 3,740
Accounts receivable	14,847
Unbilled revenue	6,126
Service inventories	5,641
Prepaid assets	679
Retention withholdings	279
Other current assets	552
Property, plant and equipment	14,385
Intangible assets	3,340
Other assets	200
Total identifiable assets acquired	49,789
Accounts payable	11,984
Accrued expenses	6,613
Current installments of long-term debt	5,400
Short-term borrowings	5,692
Income taxes payable	313
Other taxes payable	3,802
Other current liabilities	2,237
Long-term debt	15,572
Employee benefit liabilities	1,455
Other liabilities	2,237
Non-controlling interests	(8)
Net identifiable liabilities acquired	55,297
Total fair value of net assets acquired	(5,508)
Goodwill	46,157
Total consideration	$ 40,649
Action Sale and Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash and cash equivalents		$ 382
Accounts receivable		8,814
Unbilled revenue		1,352
Service inventories		2,952
Prepaid assets		310
Retention withholdings
Other current assets		1,756
Property, plant and equipment		13,605
Intangible assets		29,500
Other assets		2,053
Total identifiable assets acquired		60,724
Accounts payable		5,294
Accrued expenses		2,428
Current installments of long-term debt
Short-term borrowings
Income taxes payable
Other taxes payable
Other current liabilities		200
Deferred tax liabilities
Long-term debt
Employee benefit liabilities		722
Other liabilities
Non-controlling interests
Net identifiable liabilities acquired		8,644
Total fair value of net assets acquired		52,080
Goodwill		7,831
Total consideration		$ 59,911